GENERAL (Schedule of 2012 Acquisition) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Equity share in earnings (losses) of associates, net	$ (32)
Two Penn Center Plaza [Member]
Business Acquisition [Line Items]
Capital contribution	4,025
Square footage of real estate property acquired	500,000
Equity share in earnings (losses) of associates, net	(32)
Texas Shopping Centers [Member]
Business Acquisition [Line Items]
Capital contribution	4,000
Square footage of real estate property acquired	2,000,000
Fair value	342,000
Mortgage loan balance	252,000
Mortgage interest rate	5.73%
Global Texas [Member]
Business Acquisition [Line Items]
Capital contribution	1,000
Global Texas Lender [Member]
Business Acquisition [Line Items]
Capital contribution	$ 3,000